Disclosures on Individual Items of the Financial Statements (Details) - Schedule of market prices for private warrants	12 Months Ended
	Dec. 31, 2021 $ / shares
Schedule of market prices for private warrants [Abstract]
Spot price (in Dollars per share)	$ 9.13	[1]
Strike price (in Dollars per share)	$ 11.5	[2]
Expected term (years)	4 years 11 months 23 days	[3]
Risk free rate	1.26%	[4]
Dividend yield	0.00%	[5]
Annual volatility	23.40%	[6]

[1]	Equal to the observed price of the common shares as of December 31, 2021,
[2]	Warrant strike price,
[3]	Calculated as the time period between December 31, 2021 and the warrants expiration date (December 22, 2026),
[4]	Interpolated 4.98-year constant maturity US treasury rates,
[5]	Assumed dividend yield of 0%,
[6]	Implied volatility observed through the public warrants traded price as of December 31, 2021.